Loans and line of credit (Details Narrative)		1 Months Ended									12 Months Ended
	Jul. 12, 2023 USD ($) $ / shares shares	Oct. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) $ / shares	Jan. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CHF (SFr)	Mar. 26, 2020 CHF (SFr)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 CHF (SFr) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2024 CHF (SFr) shares	Oct. 23, 2024 USD ($)	Mar. 02, 2024 USD ($) $ / shares	Jan. 11, 2024 USD ($) $ / shares shares	Jan. 09, 2024 USD ($)	Dec. 31, 2023 CHF (SFr) shares	Jul. 11, 2023 USD ($)	Jun. 29, 2021 USD ($)
Line of Credit Facility [Line Items]
Total repayment of debt											$ 53,000		$ 276,000	$ 2,246,000
Proceeds from convertible debt											22,500,000		12,990,000	4,820,000
Debt discount											1,013,000		624,000	168,000
Convertible debt											9,000		190,000
Convertible promissory note													$ 1,519,000
Total issue of ordinary shares | shares											65,545		187,294			65,545					187,294
Private Placement | L1 Capital Global Opportunities Master Fund
Line of Credit Facility [Line Items]
Credit facility available					$ 10,000,000
Debt discount											$ 432,091
Conversion of debt											$ 11,000,000
Conversion of debt, shares issued | shares											21,494,587	21,494,587
Unamortized debt discount											$ 1,822,783
Private placement, description of transaction					divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ Corp
Line of credit, covenant terms					The covenants include the requirement for the Group to maintain a minimum cash balance of USD 4 million and to ensure that indebtedness of the Group does not exceed 15% of the average market capitalization.
Private Placement | L1 Capital Global Opportunities Master Fund | Second Tranche
Line of Credit Facility [Line Items]
Commissions				$ 250,000
Private Placement | L1 Capital Global Opportunities Master Fund | First Tranche
Line of Credit Facility [Line Items]
Credit facility available	$ 5,000,000
Commissions	250,000
Fair value of debt	4,987,363
Debt discount	563,112												$ 210,290
Conversion of debt													$ 4,000,000
Debt discount, debit	323,744
Conversion of debt, shares issued | shares													3,940,630
Unamortized debt discount													$ 705,572
Convertible promissory note	$ 5,000,000
Convertible promissory note, additional information	convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance | shares	8,000,000
Debt issue cost, legal expenses	$ 114,832
Additional closing fees	200,000
Equity instrument, fair value	$ 632,976
Date of grant, market price | $ / shares	$ 11.42
Debt to APIC	$ 41,088
Total debt discount	$ 1,086,856
Private Placement | L1 Capital Global Opportunities Master Fund Amendment #1
Line of Credit Facility [Line Items]
Credit facility available																				$ 10,000,000
Private Placement | L1 Capital Global Opportunities Master Fund Second Note | Second Tranche
Line of Credit Facility [Line Items]
Credit facility available																			$ 5,000,000
Fair value of debt																			4,594,061
Debt discount				668,882
Debt discount, debit				$ 277,433
Convertible promissory note																			$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance | shares																			45,000,000
Debt issue cost, legal expenses				$ 70,279
Additional closing fees				200,000
Equity instrument, fair value																			$ 709,490
Date of grant, market price | $ / shares																			$ 1.60
Debt to APIC				42,846
Total debt discount				$ 1,146,315
Private Placement | L1 Capital Global Opportunities Master Fund Amendment #2
Line of Credit Facility [Line Items]
Credit facility available																		$ 10,000,000
Private Placement | L1 Capital Global Opportunities Master Fund Third Note | Third Tranche
Line of Credit Facility [Line Items]
Credit facility available																		5,000,000
Commissions			$ 250,000
Fair value of debt																		4,549,701
Debt discount			542,262
Debt discount, debit			$ 270,303
Convertible promissory note																		5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Debt issue cost, legal expenses			$ 53,184
Additional closing fees			125,000
Equity instrument, fair value																		$ 553,449
Date of grant, market price | $ / shares																		$ 1.98
Debt to APIC			32,881
Total debt discount			937,565
Private Placement | Anson Investments Master Fund
Line of Credit Facility [Line Items]
Credit facility available																						$ 10,000,000
Debt discount											376,774
Conversion of debt											$ 10,825,000
Conversion of debt, shares issued | shares											19,260,369	19,260,369
Unamortized debt discount											$ 1,816,168
Private placement, description of transaction					divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes shall have a 24-month maturity and bear interest at a rate of 4% per annum, subject to adjustment. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) USD 30 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily VWAP of the Ordinary Shares during the ten trading days immediately preceding the notice of partial or full conversion of the Note, with a floor price of USD 2.50.
Line of credit, covenant terms					The covenants include the requirement for the Group to maintain a minimum cash balance of USD 4 million and to ensure that indebtedness of the Group does not exceed 15% of the average market capitalization.
Private Placement | Anson Investments Master Fund | First Tranche
Line of Credit Facility [Line Items]
Commissions					$ 250,000
Fair value of debt					4,987,363
Debt discount					563,112								198,984
Conversion of debt													$ 4,175,000
Debt discount, debit					279,375
Conversion of debt, shares issued | shares													3,996,493
Unamortized debt discount													$ 708,062
Convertible promissory note					$ 5,000,000
Convertible promissory note, additional information					convertible into SEALSQ’s Ordinary Shares, and (ii) 122,908 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance | shares					8,000,000
Debt issue cost, legal expenses					$ 64,832
Additional closing fees					200,000
Equity instrument, fair value					$ 632,976
Date of grant, market price | $ / shares					$ 11.42
Debt to APIC					$ 35,457
Total debt discount					1,042,487
Proceeds from issuance of private placement					$ 5,000,000
New ordinary shares issued | shares					8,184
Total issue of ordinary shares | shares					4,004,677
Private Placement | Anson Investments Master Fund Amendment #1
Line of Credit Facility [Line Items]
Credit facility available																				$ 10,000,000
Private placement, description of transaction				divided into two equal tranches, in the form of Senior Unsecured Original Issue 4% Discount Convertible Promissory Notes. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 4 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 92% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55. The warrants issued upon each tranche closing under the First Anson Amendment will have a fixed exercise price of USD 4 and the reset of the exercise price of the First Anson Warrant is deleted. All other significant terms of the Anson SPA remain unchanged.
Private Placement | Anson Investments Master Fund Second Note | Third Tranche
Line of Credit Facility [Line Items]
Commissions			250,000
Fair value of debt			4,549,701
Debt discount			542,262
Debt discount, debit			256,930
Convertible promissory note			$ 5,000,000
Convertible promissory note, additional information			convertible into SEALSQ’s Ordinary Shares, and (ii) 768,679 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Debt issue cost, legal expenses			$ 38,184
Additional closing fees			125,000
Equity instrument, fair value			$ 553,449
Date of grant, market price | $ / shares			$ 1.98
Debt to APIC			$ 31,254
Total debt discount			924,192
Proceeds from issuance of private placement			5,000,000
Private Placement | Anson Investments Master Fund Second Note | Second Tranche
Line of Credit Facility [Line Items]
Commissions				$ 250,000
Fair value of debt				4,594,171
Debt discount				668,868
Debt discount, debit				264,441
Convertible promissory note				$ 5,000,000
Convertible promissory note, additional information				convertible into SEALSQ’s Ordinary Shares, and (ii) 1,144,339 warrants on the Ordinary Shares of SEALSQ with a 5-year maturity
Ordinary shares reserved for issuance | shares				45,000,000
Debt issue cost, legal expenses				$ 55,279
Additional closing fees				200,000
Equity instrument, fair value				$ 709,490
Date of grant, market price | $ / shares				$ 1.60
Debt to APIC				$ 40,838
Total debt discount				1,133,309
Proceeds from issuance of private placement				$ 5,000,000
Private Placement | Anson Investments Master Fund Amendment #2
Line of Credit Facility [Line Items]
Credit facility available			$ 10,000,000
Private placement, description of transaction			divided into two equal tranches, in the form of Senior Unsecured Original Issue 2.5% Discount Convertible Promissory Notes. The Notes will be convertible into Ordinary Shares of SEALSQ, partially or in full, at an initial conversion price equal to the lesser of (i) a fixed conversion price of USD 5.5 per Ordinary Share, which, on the six-month anniversary of the tranche closing date, may reset at 130% of the daily VWAP of the Ordinary Shares for the trading day immediately prior to the reset date and (ii) 93% of the lowest daily volume VWAP of the Ordinary Shares during the ten trading days immediately preceding the conversion notice of the Note, with a floor price of USD 0.55.The warrants issued upon each tranche closing under the Second Anson Amendment will have a fixed exercise price of USD 5.5. All other significant terms of the Anson SPA, as amended by the First Anson Amendment, remain unchanged.
Convertible Debt
Line of Credit Facility [Line Items]
Convertible debt											10,000		200,000
Unamortized debt discount											903		9,728
Convertible debt											9,000		$ 190,000
the "L1 Facility" | Convertible Debt
Line of Credit Facility [Line Items]
Convertible debt														1,266,529			$ 15,000,000						$ 22,000,000
Proceeds from convertible debt								$ 11,000,000			1,250,000			$ 5,000,000
[custom:ConvertibleDebtRightsAdditionalInformation]								WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance	WISeKey has the right to request L1 to subscribe for four additional note tranches of USD 2,750,000 each or any other amount agreed between the parties, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into convertible notes of USD 100,000 each that bear interest of 6% per annum. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares within a period of 24 months from issuance
Legal expenses		$ 11,319						$ 36,745
Commissions		67,500						802,500
Principal value of initital tranche		137,500						220,000
Subscription fee								220,000
Debt conversion, shares issued | shares														98,231	237,176
Exercise price | $ / shares														$ 250
Fair value at grant														$ 12,856
Fair value of debt											1,328,458			5,171,238
Debt discount											$ 78,458			87,795	$ 185,528
Debt conversion expense														366,116	325,424
Unamortized debt discount														304,019	1,376,983
Debt discount, debit														$ 11,831
Conversion of debt, shares issued | shares														584,512
Unconverted notes payable														$ 1,400,000
the "L1 Facility" | Convertible Debt | Common Stock Class B
Line of Credit Facility [Line Items]
Fair value of shares issued for subscription fee								$ 200,871	SFr 183,901
the "L1 First Amendment" | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt															$ 17,000,000
[custom:ConvertibleDebtRightsAdditionalInformation]							WISeKey has the right to request L1 to subscribe for four “accelerated” note tranches of between USD 1 million and USD 2,750,000 each or any other amount agreed between the parties
Debt conversion, shares issued | shares															61,576
Exercise price | $ / shares															$ 250
Fair value at grant															$ 479,872
Fair value of debt															17,819,019
Debt discount															445,331
the "L1 Second Amendment" | Convertible Debt
Line of Credit Facility [Line Items]
[custom:ConvertibleDebtRightsAdditionalInformation]						WISeKey has the right to request L1 to subscribe for five “additional accelerated” note tranches
[custom:ConvertibleDebtRightsNoteTranchesAdditionalInformation]						USD 1 million and USD 5 million each or any other amount agreed between the parties, up until March 2, 2024, subject to certain conditions. The terms and conditions of the L1 Additional Accelerated Tranches issued under the L1 Second Amendment remain the same as the terms and conditions of the L1 Facility except for the conversion price of the L1 Additional Accelerated Tranches which is the New L1 Conversion Price.
the ("L1 Facility") Initial Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares											344,598	344,598
Debt discount											$ 17,746
Conversion of debt											1,240,000			2,800,000	$ 8,200,000
Unamortized debt discount											$ 119,212
the ("L1 Facility") Accelerated Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Conversion of debt														$ 4,300,000
L1 Facility - Additional Accelerated Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Debt conversion, shares issued | shares											64,287	64,287	145,975
Debt discount											$ 2,444		$ 16,094
Conversion of debt											200,000		1,200,000
Debt conversion expense											32,231		177,209
Unamortized debt discount											24,947		69,560
2024 Anson Facility | Convertible Debt
Line of Credit Facility [Line Items]
Credit facility available											13,750,000
Convertible debt																	$ 15,000,000
Legal expenses		11,319
Commissions		67,500
Principal value of initital tranche		$ 137,500
Convertible debt, rights description		WISeKey and Anson, at the date and time determined by WISeKey during the commitment period, subject to certain conditions. Each tranche is divided into unsecured convertible notes of USD 100,000 each that bear no interest. Subject to a cash redemption right of WISeKey, the convertible notes are mandatorily convertible into WIHN Class B Shares upon request by Anson within a period of 12 months from issuance and, in any case, no earlier than 40 days after the tranche closing and no later than at the expiry of the 12 months. For each tranche, the conversion price is determined as the lower of (i) a Fixed Conversion Price set at a premium of 100% to the daily VWAP of a WIHN Class B Share as traded on the SIX Swiss Exchange on the trading day prior to the date of completion of each tranche, and (ii) 94% of the lowest daily VWAP of a WIHN Class B Share as traded on the SIX Swiss Exchange during the 10 trading days preceding the relevant conversion date.
2024 Anson Facililty Initial Tranche | Convertible Debt
Line of Credit Facility [Line Items]
Proceeds from convertible debt											$ 1,250,000
Debt conversion, shares issued | shares											346,820	346,820
Fair value of debt											$ 1,328,458
Debt discount											18,774
Unamortized debt discount											119,087
Debt premium											78,458
Line of Credit | UBS SA "Covid Loans"
Line of Credit Facility [Line Items]
Credit facility available										SFr 571,500	152,940		$ 220,243			SFr 138,700					SFr 185,300
Maturity date										Mar. 30, 2028
Accrued interest											2,730	SFr 2,476
Repayment of lines of credit | SFr												46,600
Total repayment of debt											$ 477,234	SFr 432,800